Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
12. SUBSEQUENT EVENTS
On July 29, 2020, the Company entered into the Exchange Agreement with
F-star
and the holders of outstanding shares and convertible notes of
F-star.
Under the terms of the Exchange, subject to the satisfaction or waiver of the conditions set forth in the Exchange Agreement, the Company will acquire the entire issued share capital of
F-star,
with
F-star
to continue as the combined company. The Exchange has been approved by the boards of directors of both companies and the equity holders of
F-star
and is expected to close in late 2020, subject to customary closing conditions, including the approval of the Company’s stockholders. Upon completion of the Exchange, Spring Bank Pharmaceuticals, Inc. will be renamed
F-star
Therapeutics, Inc., and is expected to trade on the Nasdaq Capital Market under the ticker symbol “FSTX”.
The Exchange is intended to create a company focused on transforming the lives of patients with cancer through the development of innovative tetravalent bispecific (mAb
2
) antibodies. The combined company will advance its immuno-oncology pipeline of multiple tetravalent bispecific antibody programs, including the Company’s STING (STimulator of INterferon Gene) agonist, SB 11285, currently in a Phase 1/2 clinical trial.
The combined company will be led by Eliot Forster, Ph.D., MBA,
F-star
President and Chief Executive Officer, and will be headquartered in United Kingdom. The initial size of the Board of Directors of the Company will be eight and the initial directors are expected to be Nessan Bermingham, Ph.D., who shall be Chairman; David Arkowitz, MBA (continuing Company director); Edward Benz, MD; Todd Brady, MD, Ph.D. (continuing Company director); Eliot Forster, Ph.D., MBA; Pamela Klein, MD (continuing Company director); Patrick Krol, MBA; and Geoffrey Race, FCMA MBA. The resignations from the Company’s board of directors of each of Timothy Clackson, Ph.D., Martin Driscoll, Kurt Eichler and Scott Smith will be effective as of the closing of the proposed Exchange.
The Company continues to conduct activities with respect to SB 11285, its intravenously-administered STING agonist product candidate, as well as other preclinical activities as described further in this prospectus/proxy statement.
The Company has evaluated subsequent events through the date on which the consolidated financial statements were issued to ensure appropriate disclosure of events both recognized in the consolidated financial statements and events which occurred subsequently but were not recognized in the consolidated financial statements.

15.	SUBSEQUENT EVENTS
The Company has evaluated subsequent events through the date on which the consolidated financial statements were issued, to ensure that this submission includes appropriate disclosure of events both recognized in the consolidated financial statements and events which occurred subsequently but were not recognized in the consolidated financial statements.